Charter arrangements, Future charter payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Charter arrangements [Abstract]
2021	$ 99,264
2022	23,049
2023	0
2024	0
Thereafter	0
Net charter payments	$ 122,313